INCOME TAXES - Temporary difference on investment in subsidiaries (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Temporary differences associated with investments in subsidiaries for which a deferred income tax liability has not been recognized	$ 260	$ 240